Income Tax - Schedule of the Group Recognized Valuation Allowances (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of the Group Recognized Valuation Allowances [Abstract]
Beginning balance	¥ 42,538	¥ 41,378
Additions	1,677	3,916
Decreases	(1,249)	(2,756)
Ending balance	¥ 42,966	¥ 42,538